Long-Term Debt and Revolving Credit Facility (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Schedule of long-term borrowings
	March 31, 2013	December 31, 2012
Revolving line of credit	$25,543	$34,680
11.25% Senior Secured Notes	230,000	200,000
Other	16,088	14,904
	271,631	249,584
Less: current portion	(6,630)	(5,333)
Less: discount on notes payable	(2,823)	(3,897)
Long-term debt	$262,178	$240,354

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

Schedule of minimum principal payments on long-term debt
Total
2013	5,676
2014	260,336
2015	3,390
2016	769
2017	1,460
Total	$271,631
Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584